Notes Payable (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Apr. 18, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Warrants price per shares				$ 0.625
Convertible Note [Member]
Debt instrument, conversion price	$ 0.12
Interest expense		$ 9,459	$ 9,459
Interest charges incurred		38,528	58,501
Interest accrued and payable		18,474	18,474
Convertible Note [Member] | Embedded Derivative [Member]
Discount on convertible note	$ 50,000
Debt instrument, conversion price	$ 0.12
Convertible Note [Member] | Embedded Derivative [Member] | Maximum [Member]
Number of shares convertible	1,250,000
Convertible Note [Member] | Detachable Warrant [Member]
Warrants to purchase common stock	500,000
Warrants price per shares	$ 0.20
Discount on convertible note	$ 33,300	$ 83,300	$ 83,300